Income Tax (Details) - Schedule of presentation in the consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Schedule of presentation in the consolidated statements of financial position [Abstract]
Deferred taxes assets	$ 3,618	$ 7,993	$ 6,235
Deferred tax liabilities	(10,686)	(17,945)	(17,484)
Total	$ (7,068)	$ (9,952)	$ (11,249)